UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1	SCHEDULE OF INVESTMENTS.

SELIGMAN NEW TECHNOLOGIES FUND, INC.
Schedule of Investments (liquidation basis) (unaudited)
March 31, 2007

	Partnership Interest, Shares, Warrants, or Principal Amount		Acquisition Date*	Cost*	Value
Restricted Securities# 65.0%
Limited Partnerships 34.3%
Multi-Sector Holdings 34.3%
Asia Internet Capital Ventures	$336,174		8/15/00	$336,742	$136,117
Compass Venture Partners	449,999		11/22/99 to 2/21/02	458,087	56,070
Edison Venture Fund IV	404,254		7/6/01 to 12/19/02	404,254	4,571,632
InnoCal II	1,900,561		11/16/00 to 1/2/07	1,900,561	1,200,774
Walden VC II	5,889,038		5/17/00 to 10/12/06	5,896,438	4,851,390
Total Limited Partnerships					10,815,983
Convertible Preferred Stocks 30.6%
Communications Equipment 0.0%
Geographic Network Affiliates International (Series A)Ø	63,200	shs.	12/29/99	6,327,009	—
Geographic Network Affiliates International (Series B)	316,000		12/5/01	—	—
					—
Internet Software and Services 26.4%
Adexa (Series C)	98,003		8/24/00	1,244,950	843
Adexa (Series E)	59,394	†	7/12/02	75,438	511
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	3,517,072
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,809,961
NeoPlanet (Series C)Ø	1,344,302		2/18/00	6,319,998	—
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	2,578,497
Techies.com (Series C)	743,529		1/27/00	6,320,139	—
UGO Networks (Series II)	290,162		1/30/01	575,174	414,537
					8,321,421
IT Services 4.2%
LifeMasters Supported SelfCare (Series E)	510,318		1/31/00	4,082,544	1,306,414
Systems Software 0.0%
FlashPoint Technology (Series E)Ø	1,037,037		9/10/99	4,203,479	—
Wireless Telecommunication Services 0.0%
fusionOne (Series D)	345,420		9/13/00 to 10/11/00	1,875,631	—
Total Convertible Preferred Stocks					9,627,835
Common Stocks 0.1%
Application Software 0.0%
Sensable TechnologiesØ	3,060		4/5/00 to 10/1/04	1,625,001	—
Communications Equipment 0.0%
WaveSplitter Technologies	7,322		9/22/00	625,811	—
Computers and Peripherals 0.0%
VillageEDOCS	1,752,491		4/3/00 to 5/24/01	3,024,518	11,144
Internet Software and Services 0.1%
etang.com	71,457		1/6/00	—	4,777
UGO Networks	44,350		11/12/99	3,162,334	15,925
Workstream	8,326		3/23/00	1,032,887	2,727
					23,429
IT Services 0.0%
Axentis	67,828		6/23/00	24,849	648
Multi-Sector Holdings 0.0%
Tower Gate (Series E)	202,053		7/26/00	306,494	191
Systems Software 0.0%
CoventorØ	4,196,058		3/8/00	5,265,002	—
Entegrity Solutions	59,413		2/16/00 to 4/25/02	3,195,221	—
Enterworks	52,667		12/30/99	3,160,000	—
					—
Total Common Stocks					35,412
Restricted Short-Term Holdings 0.0%
Convertible Promissory Notes 0.0%
Geographic Network Affiliates International 9%, payable on demand	$1,011,200	†	12/5/01 to 3/12/02	1,011,748	—
Techies.com:
9%, 2/20/2008*	210,666		2/22/01	210,666	—
9%, payable on demand*	771,976		6/7/00	771,976	—
9%, payable on demand*	421,333		2/22/01	425,568	—
Total Restricted Short-Term Holdings					—
Total Restricted Securities					20,479,230
Unrestricted Short-Term Holdings 34.2%
Repurchase Agreement 24.3%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $7,656,966 collateralized by: $8,055,000 US Treasury Notes 4.25%, 8/15/2015, with a fair market value of $7,887,996	7,654,000				7,654,000
Fixed Time Deposits 10.0%
BNP Paribas, Grand Cayman 5.32%, 4/3/2007	1,570,000				1,570,000
Citibank Nassau 5.19%, 4/2/2007	1,570,000				1,570,000
					3,140,000
Total Unrestricted Short-Term Holdings					10,794,000
Total Investments 99.2%					31,273,230
Other Assets Less Liabilities 0.8%					256,672
Net Assets 100.0%					$31,529,902

___________________
*	Required disclosure for restricted securities only.
#
Restricted securities listed above are non-income producing, unless otherwise indicated, and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.

Ø	Affiliated issuer (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with aggregate cost of $23,740,489 and value of $0.
†	Warrants attached.
See accompanying notes.

Seligman New Technologies Fund, Inc.
Notes to Schedule of Investments (liquidation basis) (unaudited)
March 31, 2007

1.
Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the “Fund”) approved two proposals: (i) a plan of liquidation and dissolution of the Fund; and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004.

2.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by the mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment Manager believes it approximates fair value.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering, if a firm offer is received to acquire the Fund's securities. (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market-clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At March 31, 2007, market quotations were not readily available for venture capital securities valued at $20,479,230 (approximately 65.0% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

3.	At March 31, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$83,690,679	$4,557,193	$(56,974,642)	$(52,417,449)

4.
Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the three months ended March 31, 2007, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value
AccessData (Class A) (common stock)	3,190,909	—	3,190,909	—	$(5,264,329)	—
Coventor (common stock)	4,196,058	—	—	4,196,058	—	—
FlashPoint Technology (Series E)	1,037,037	—	—	1,037,037	—	—
Geographic Network Affiliates International (Series A)	63,200	—	—	63,200	—	—
NeoPlanet (Series C)	1,344,302	—	—	1,344,302	—	—
Sensable Technologies (common stock)	3,060	—	—	3,060	—	—
Total					$(5,264,329)	—

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.